SCUDDER
PURE NO-LOAD(TM) FUNDS              [logo]

A Collection Of
Prospectuses
For Four
Scudder U.S. Stock Funds


This Outer Cover Not Part of Prospectus

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following open-end funds: Scudder Small Company Value Fund, Scudder Micro Cap Fund and Scudder 21st Century Growth Fund, each a series of Scudder Securities Trust; and Scudder Classic Growth Fund, a series of Scudder Investment Trust. Please retain it for future reference.

If you require more detailed information, Statements of Additional Information dated January 1, 1997 for Scudder Small Company Value Fund; August 12, 1996 As Revised February 7, 1997 for Scudder Micro Cap Fund; September 9, 1996 As Revised April 7, 1997 for Scudder 21st Century Growth Fund; and September 9, 1996 As Revised March 27, 1997 for Scudder Classic Growth Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 8.

-----------------------------------
NOT FDIC-       MAY LOSE VALUE
INSURED         NO BANK GUARANTEE
-----------------------------------



SCUDDER                 [logo]


Scudder Small Company Value Fund
-----------------------------------
January 1, 1997

Scudder Micro Cap Fund
-----------------------------------
August 12, 1996
As Revised February 7, 1997

Scudder 21st Century Growth Fund
-----------------------------------
September 9, 1996
As Revised March 26, 1997

Scudder Classic Growth Fund
-----------------------------------
September 9, 1996
As Revised March 27, 1997


Four pure no-load(TM) (no sales charges) mutual funds which invest for long-term growth of capital by investing primarily in different segments of the U.S. equity markets.

Due to investment considerations, it is presently intended that Scudder Micro Cap Fund will close to new individual investors when it reaches $100 million in total assets.

Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

 1) Shareholder transaction expenses: Expenses charged directly to your individual account in a Fund for various transactions.

                                                                                             Scudder           Scudder
                                                                                          Small Company         Micro
                                                                                            Value Fund        Cap Fund
                                                                                            ----------        --------

     Sales commissions to purchase shares (sales load)                                         NONE               NONE

     Commissions to reinvest dividends                                                         NONE               NONE

     Deferred sales charge                                                                     NONE               NONE

     Redemption fees payable to the Fund                                                      1.00%*             1.00%*

     Fees to exchange shares payable to the Fund                                              1.00%*             1.00%*

 2) Annual Fund operating expenses: Expenses paid by a Fund (estimated expenses for Scudder Micro Cap Fund) before it distributes its net investment income, expressed as a percentage of a Fund's average daily net assets for the fiscal year ended August 31, 1996 for Scudder Small Company Value Fund and for Scudder Micro Cap Fund's initial fiscal year.

     Investment management fee (after waiver)                                                    0%**            0.64%+++

     12b-1 fees                                                                                NONE               NONE

     Other expenses                                                                           1.50%              1.11%
                                                                                              ----               ----

     Total Fund operating expenses (after waiver)                                             1.50%**            1.75%+++
                                                                                              ====               ====

 Example

 Based on the level of total Fund operating expenses listed above (estimated for Scudder Micro Cap Fund), the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders.

     One year                                                                               $  15              $  18

     Three years                                                                               47                 55

     Five years                                                                                82                 --

     Ten years                                                                                179                 --


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * There is a 1% fee retained by each Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Funds. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."

 ** Until December 31, 1997, the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that total annualized expenses of Scudder Small Company Value Fund do not exceed 1.50% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, annualized Fund expenses would have been: investment management fee .75%, other expenses 1.86% and total operating expenses 2.61% for the fiscal period ended August 31, 1996.

 +++ Until August 31, 1997, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by Scudder Micro Cap Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.75% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee 0.75%, other expenses 1.11% and total operating expenses 1.86% for the initial year of operation. To the extent that expenses fall below the current expense limitation, the Adviser and its subsidiaries reserve the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.75%.

 Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

 1) Shareholder transaction expenses: Expenses charged directly to your individual account in a Fund for various transactions.

                                                                                             Scudder           Scudder
                                                                                           21st Century        Classic
                                                                                           Growth Fund       Growth Fund
                                                                                           -----------       -----------

     Sales commissions to purchase shares (sales load)                                         NONE               NONE

     Commissions to reinvest dividends                                                         NONE               NONE

     Deferred sales charge                                                                     NONE               NONE

     Redemption fees payable to the Fund                                                      1.00%*              NONE*

     Fees to exchange shares payable to the Fund                                              1.00%*              NONE

 2) Annual Fund operating expenses: Estimated expenses paid by a Fund before it distributes its net investment income, expressed as a percentage of a Fund's average daily net assets for the fiscal year.

     Investment management fee (after waiver)                                                 0.03%**            0.00%+++

     12b-1 fees                                                                                NONE               NONE

     Other expenses (after waiver, if applicable)                                             1.72%              1.25%+++
                                                                                              ----               ----

     Total Fund operating expenses (after waiver)                                             1.75%**            1.25%+++
                                                                                              ====               ====

 Example

 Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders.

     One year                                                                               $  18              $  13

     Three years                                                                               55                 40

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Funds. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. There is a 1% fee retained by Scudder 21st Century Growth Fund which is imposed only on redemptions or exchanges of shares held less than one year. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."

 ** Until August 31, 1997, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by Scudder 21st Century Growth Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.75% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee 1.00%, other expenses 1.72% and total operating expenses 2.72% for the initial fiscal year. To the extent that expenses fall below the current expense limitation, the Adviser and its subsidiaries reserve the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.75%.

 +++ Until August 31, 1997, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by Scudder Classic Growth Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee 0.70%, other expenses 1.45% and total operating expenses 2.15% for the initial fiscal year. To the extent that expenses fall below the current expense limitation, the Adviser and its subsidiaries reserve the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.25%.

Financial highlights

Scudder Small Company Value Fund

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                For the Period
                                                                October 6, 1995
                                                                (commencement
                                                               of operations) to
                                                                  August 31,
                                                                     1996
 -------------------------------------------------------------------------------

 Net asset value, beginning of period                                $12.00

 Income from investment operations:

 Net investment income                                                 .07

 Net realized and unrealized gain on investment transactions          1.53

 Total from investment operations                                     1.60

 Less distributions from net investment income                       (.05)

 Redemption fees                                                       .02

 Net asset value, end of period                                     $13.57
 -------------------------------------------------------------------------------
 Total Return (%) (b)                                             13.54(c)**

 Ratios and Supplemental Data

 Net assets, end of period ($ millions)                                 41

 Ratio of operating expenses, net to average daily net assets (%)     1.50*

 Ratio of operating expenses before expense reductions,
    to average daily net assets (%)                                   2.61*

 Ratio of net investment income to average daily net assets (%)        .67*

 Portfolio turnover rate (%)                                         33.97*

 Average commission rate paid                                       $.0364

 (a)Per share amounts have been calculated using the weighted average shares outstanding during the period.

 (b)Total return is higher due to maintenance of the Fund's expenses.

 (c)Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.

 *  Annualized
 ** Not annualized

Financial highlights

Scudder Micro Cap Fund

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                For the Period
                                                                August 12, 1996
                                                               (commencement of
                                                                operations) to
                                                                August 31, 1996
 -------------------------------------------------------------------------------

 Net asset value, beginning of period                            $12.00

 Income from investment operations:

 Net investment income                                              .01

 Net realized and unrealized gain on investments                    .06

 Net asset value, end of period                                  $12.07
 -------------------------------------------------------------------------------
  Total Return (%) (b)                                           .58(c)**

 Ratios and Supplemental Data

 Net assets, end of period ($ millions)                               8

 Ratio of operating expenses, net to average daily net             1.75*
    assets (%)

 Ratio of operating expenses before expense reductions,
    to average daily net assets (%)                               22.06*

 Ratio of net investment income to average daily net assets (%)    2.58*

 Portfolio turnover rate (%)                                       None

 Average commission rate paid                                    $.0323

 (a)Per share amounts have been calculated using the weighted average shares outstanding during the period.


 (b)Total return is higher due to maintenance of the Fund's expenses.


 (c)Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.

 *  Annualized
 ** Not annualized

Financial highlights

Scudder 21st Century Growth Fund

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated February 28, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                For the Period
                                                               September 9, 1996
                                                                 (commencement
                                                               of operations) to
                                                               February 28, 1997
                                                                  (Unaudited)
 -------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $12.00

 Income from investment operations:                                    (.05)

 Net investment loss

 Net realized and unrealized loss on investments                       (.90)

 Total from investment operations                                      (.95)
 Redemption fees (Note A)                                                .01

 Net asset value, end of period                                       $11.06
 -------------------------------------------------------------------------------
 Total Return (%) (b)                                               (7.83)(c)**

 Ratios and Supplemental Data

 Net assets, end of period ($ millions)                                   14

 Ratio of operating expenses, net to average daily net assets (%)       1.75*

 Ratio of operating expenses before expense reductions,
    to average daily net assets (%)                                    5.20*

 Ratio of net investment income to average daily net assets (%)        (.94)*

 Portfolio turnover rate (%)                                            81.3*

 Average commission rate paid                                         $.0378


 (a)Based on monthly average shares outstanding during the period.

 (b)Total return would have been lower had certain expenses not been reduced.

 (c)Total return does not reflect the effect of the 1% redemption fee on share held less than one year.

 *  Annualized
 ** Not annualized

Financial highlights

Scudder Classic Growth Fund

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated February 28, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                For the Period
                                                               September 9, 1996
                                                                 (commencement
                                                               of operations) to
                                                               February 28, 1997
                                                                  (Unaudited)
 -------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $12.00

 Income from investment operations:                                       .04

 Net investment income

 Net realized and unrealized gain on investments                         2.29

 Total from investment operations                                       $2.33

 Less distributions from net investment income                          (.04)

 Net asset value, end of period                                        $14.29
 -------------------------------------------------------------------------------
 Total Return (%) (b)                                                   19.39**

 Ratios and Supplemental Data

 Net assets, end of period ($ millions)                                   21

 Ratio of operating expenses, net to average daily net assets (%)       1.25*

 Ratio of operating expenses before expense reductions,                 3.04*
    to average daily net assets (%)

 Ratio of net investment income to average daily net assets (%)          .72*

 Portfolio turnover rate (%)                                            31.2*

 Average commission rate paid                                         $.0363


 (a)Based on monthly average shares outstanding during the period.

 (b)Total return is higher due to maintenance of the Fund's expenses.

 *  Annualized
 ** Not annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce


Fund Objectives

  o Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

  o Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

  o Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

  o Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.


Contents

Introduction                                           9
Scudder Small Company Value Fund                       9
Scudder Micro Cap Fund                                11
Scudder 21st Century Growth Fund                      13
Scudder Classic Growth Fund                           15
U.S. investment experience                            16
Additional information about policies
     and investments                                  17
Distribution and performance information              20
Fund organization                                     21
Transaction information                               22
Shareholder benefits                                  27
Purchases                                             29
Exchanges and redemptions                             30
Trustees and Officers                                 32
Investment products and services                      33
How to contact Scudder                        Back cover

Introduction

Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund and Scudder Classic Growth Fund (collectively, the "Funds") are mutual funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The four Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.

Each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objectives will be met.

Scudder Small Company Value Fund

Investment objective and policies

Scudder Small Company Value Fund, a diversified series of Scudder Securities Trust, invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Adviser uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Adviser, are selling at prices that do not reflect adequately their long-term business potential. These companies are often out of favor or not closely followed by investors and, as a result, may offer substantial appreciation potential over time.

The Fund is expected to provide little, if any, current income and is designed for the aggressive portion of an investor's portfolio. Although the Fund typically holds a large number of securities identified through a quantitative, value-driven investment strategy, it does entail above-average investment risk in comparison to larger stocks. Shares of the Fund should be purchased with a long-term horizon in mind. To encourage long-term investment, a 1% redemption and exchange fee, described more fully below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

Investments

In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 90% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks and maintain a median market capitalization (i.e., current stock price times shares outstanding) below $500 million. On a temporary basis, the Fund may continue to hold securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, but will not add to these holdings.

The Fund takes a diversified approach to investing in small capitalization issues. It will not be unusual for the Fund to participate in more than one hundred small companies, representing a variety of U.S. industries.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights, warrants and restricted securities. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund also may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations on a temporary basis, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. In addition, for temporary or emergency purposes, such as providing for redemptions or distributions, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. The Fund will not borrow for investment purposes.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. More information about these investment techniques is provided under "Additional information about policies and investments."

Value investment approach

The Fund is actively managed using a disciplined, value-oriented investment management approach. The Adviser uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Adviser, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have the following characteristics:

  o Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

  o Favorable trends in earnings growth rates and stock price momentum.

The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.

While the Fund involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility of the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management techniques, such as portfolio optimization.

Why invest in the Fund?

Scudder Small Company Value Fund combines the long-term growth potential of small company stocks with the defensive nature of value investing. The Fund focuses on U.S. small capitalization issues that may be out of favor or not closely followed by investors, yet which, in the opinion of the Adviser, will reward investors with substantial returns over time. U.S. small capitalization stocks have outperformed large capitalization stocks over time, albeit with greater volatility in returns. Since the Fund involves both above-average performance opportunity and risk, it may be suitable for those individuals who are investing for a long-term goal, such as accumulating assets for retirement, funding a child's college education or building wealth for future generations.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can help improve the diversification of an investment portfolio already holding other types of stock and fixed-income securities. Historically, the prices of value stocks, and in particular small company value stocks, have not always moved in tandem with the prices of either large company stocks or higher-risk small company "growth" issues. Thus, Fund shares can add balance to a personal investment portfolio.

The Fund offers low-cost, convenient access to a sector of the U.S. stock market in which investors might otherwise find it difficult to participate. On their own, individual investors might find it a challenge to analyze data on hundreds of small companies, receive complete, up-to-date financial information, and buy and sell securities at favorable prices. The Fund's portfolio management team assumes the burden of these varied responsibilities for investors.

What are the Fund's special risks?

While historically small company stocks have outperformed the stocks of large companies, the former have customarily involved more risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small compAny securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Scudder Micro Cap Fund

Investment objective and policies

Scudder Micro Cap Fund, a diversified series of Scudder Securities Trust, seeks long-term growth of capital. The Fund pursues its investment objective by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks. These domestic emerging growth securities provide little or no current income but, in the opinion of the Adviser, offer substantial long-term appreciation potential as well as the opportunity to enhance the overall diversification of an investor's portfolio.

Due to the inherent business characteristics and risks of small companies, along with the relatively limited trading market for micro-cap stocks, the Fund's share price can experience periods of significant volatility. As a result, the Fund should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. To encourage a long-term investment holding period and to facilitate portfolio management, a 1% redemption and exchange fee, described in greater detail below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

Due to investment considerations, it is presently intended that the Fund will close to new individual investors when total assets of the Fund reach $100 million. It is anticipated that current individual shareholders of the Fund will be able to continue to invest in the Fund after it reaches $100 million in total assets. Further, the Fund will remain open to investment through qualified retirement plans.

If the Fund closes at $100 million in total assets as currently expected, the Trustees may determine to reopen the Fund at some point based on market conditions and other factors.

Investments

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs. In addition, for temporary or emergency purposes, such as providing for redemptions or distributions, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. The Fund will not borrow for investment purposes.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. More information about these investment techniques is provided under "Additional information about policies and investments."

Systematic investment approach

The Fund is actively managed using a quantitative, value-oriented investment approach. The Adviser selects investments from among the more than 4,000 publicly-traded U.S. micro-cap stocks based on a proprietary, quantitative investment strategy. Using this approach, the Adviser looks for companies selling at a discount to estimated fair value. Because of their small size, and less frequent trading activity, the companies represented in the Fund are often overlooked or not closely followed by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Fund seeks to avoid what are judged in the opinion of the Fund's Adviser to be overpriced companies with high investment risk and deteriorating fundamentals.

Portfolio diversification is an important component of the investment management process. To help manage the Fund's above-average investment risk and improve liquidity, the Adviser expects to invest in hundreds of small, publicly-traded companies, representing a broad cross-section of U.S. industries. The Fund's systematic, value-oriented approach to investing is designed to mitigate volatility of the Fund's share price relative to the micro-capitalization sector of the U.S. stock market. Risk is further managed by employing specialized portfolio management and trading techniques. Despite these techniques, the Fund's share price can move up and down significantly, even over short periods of time.

Why invest in the Fund?

Scudder Micro Cap Fund invests in some of America's smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Despite these benefits, these firms are often overlooked or under- appreciated, thus in the opinion of the Fund's Adviser, they offer substantial appreciation potential for meeting retirement and other long-term goals.

While there are special risks associated with micro-cap investing, an investment in the Fund can improve the diversification of a personal investment portfolio already holding other types of securities, including other types of U.S. stocks or stock mutual funds. Historically, the prices of U.S. micro-cap stocks have had relatively low correlation with the prices of mid-cap or large-cap stocks. Thus, Fund shares can add balance to a personal investment portfolio.

The Fund offers professional investment management and recordkeeping convenience, which may be particularly valuable in the smaller sectors of the U.S. stock market. Investors interested in buying and selling micro-cap issues directly may find it a challenge to collect and process data on these companies, receive up-to-date financial information, and transact in securities at favorable prices. The Adviser assumes these varied responsibilities on behalf of shareholders.

What are the Fund's special risks?

While historically micro-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Micro-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because micro-cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Scudder 21st Century Growth Fund

Investment objective and policies

Scudder 21st Century Growth Fund, a diversified series of Scudder Securities Trust, seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

Due to the business characteristics and risks of emerging growth companies, the Fund's share price can experience periods of volatility. As a result, the Fund should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. To encourage a long-term holding period and to facilitate portfolio management, a 1% redemption and exchange fee, described in greater detail below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

Investments

The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Fund may continue to hold securities of companies that have grown in market capitalization above $750 million, but will generally not add to these holdings. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century. The above-average earnings growth potential and/or greater market recognition expected are factors believed to offer significant opportunity for capital appreciation, and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

To help reduce risk in its search for high quality emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U.S. and, where opportunity warrants, abroad as well. The Adviser seeks companies that, in the Adviser's opinion, have excellent management which own a significant stake in the company, clean balance sheets, conservative accounting, and either a commanding position in a growing market or the real possibility of building a commanding position as the 21st century approaches. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum. In selecting specific industries and companies for investment, the Adviser will make full use of its extensive fundamental and field research capabilities in taking into account such other factors as overall growth prospects and financial condition, competitive situation, technology, research and development activities, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation facing a company, and quality and experience of management.

For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may hold without limit, cash, high quality debt securities, without equity features, which are rated Aaa, Aa or A by Moody's Investors Service ("Moody's") or AAA, AA or A by Standard & Poor's ("S&P"), or, if unrated, are deemed by the Adviser to be of equivalent quality, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's or S&P or, if unrated, are deemed by the Adviser to be of equivalent quality.

In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation is likely to equal or exceed that of common stocks over a selected time. The Fund may enter into repurchase agreements and may engage in strategic transactions. More information about these investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

Scudder 21st Century Growth Fund offers participation in the potential growth of emerging growth companies that may be destined to become leading companies in the 21st century. The Fund offers the benefit of professional management to identify investments in emerging growth companies with the greatest potential, in the Adviser's opinion, to have a profound and positive impact on the lives of consumers and businesses as we enter the 21st century. The Adviser anticipates finding these companies in many rapidly changing sectors of the economy. Examples include innovative retailing concepts, the on-going U.S. transition to an increasingly service-based economy, advances in health care in areas such as biotechnology, and the tremendous, rapid advances occurring in communications, computing, software and technology generally. In return for accepting above-average market risk, investors gain access to a broadly diversified portfolio designed for above-average capital appreciation compared to that available from larger companies such as those in the Standard & Poor's 500 Stock Index.

What are the Fund's special risks?

While historically small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Scudder Classic Growth Fund

Investment objectives and policies

Scudder Classic Growth Fund, a series of Scudder Investment Trust, seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds. This diversified equity fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.

While the Fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk, its share price will move up and down with changes in the general level of the financial markets. Accordingly, shareholders should be comfortable with stock market risk and view the Fund as a long-term investment.

Investments

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium- to large- sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the Adviser looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations. These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

While the Fund invests primarily in common stocks, it can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund's policy is to remain substantially invested in these securities, which may be listed on national securities exchanges or, less commonly, traded over-the-counter. Also, the Fund may enter into repurchase agreements and engage in strategic transactions.

For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Adviser deems such a position advisable in light of economic or market conditions. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise. The Fund may also invest in money market securities in anticipation of meeting redemptions or paying Fund expenses. More information about investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

Scudder Classic Growth Fund invests principally in the common stock of seasoned, financially- sound, medium- to large-sized U.S. companies with strong competitive positions in their industries. This broadly diversified portfolio seeks to take advantage of Scudder's extensive research capabilities to locate companies displaying the potential for continuing strong growth in earnings, yet with common stocks available at reasonable prices. The Fund uses an investment style that was originally designed for individual clients of Scudder who wanted long-term growth of capital without the volatility of more aggressive growth funds. Rooted in the investment practices and accumulated experience of Scudder's 75+ years of investing, this investment approach to growth stock investing seeks out companies which, in the opinion of the Adviser, have a history of, and the potential for, consistent and strong corporate earnings, and whose future growth will be supported by quality management, a differentiated business franchise, and competitive strength. This Fund will pursue long-term growth opportunities while seeking to reduce the overall impact of fluctuations in the stock market and individual security price volatility. Indeed, one of the Fund's objectives is to keep its share price more stable than that of other growth funds.

The Fund is intended to be a core equity component of a long-term portfolio and, as such, can be an excellent retirement investment vehicle. As part of an investment plan geared towards retirement or long-term investment, the Fund can complement an individual portfolio consisting of more or less aggressive funds, considering individual timeframes and tolerance for risk. As an investment for those already in their retirement years, this Fund seeks long-term growth, but with less share price volatility than other growth funds.

U.S. investment experience

The Adviser is one of America's largest independent investment managers and has been involved in U.S. stock investing since its founding over 75 years ago. As of June 30, 1996, Scudder managed in excess of $23 billion in U.S. equity securities, including over $6 billion in domestically-oriented growth mutual funds. The Adviser manages Scudder Development Fund, one of America's first small company mutual funds.

Additional information about policies and investments

Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce each Fund's investment risk.

Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.

Common stocks

Common stock in which each Fund may invest is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, each Fund participates in the success or failure of any company in which it holds stock. The market values of equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible securities

The convertible securities in which each Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, each Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Scudder Small Company Value Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which each Fund may purchase.

Debt securities

Consistent with each Fund's investment objective of long-term capital growth, Scudder Micro Cap Fund and Scudder Classic Growth Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. Receipt of income from debt securities is incidental to each Fund's objective of long-term growth of capital. (See "Risk factors.")

Illiquid and restricted securities

Each Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. Such securities may have been acquired through private placements (transactions in which the securities acquired have not been registered with the Securities and Exchange Commission (the "SEC")). These illiquid securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities purchased by the Fund, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under Rule 144A of the SEC. The Board of Trustees for Scudder 21st Century Growth Fund has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.

Foreign securities

In addition to investments in companies domiciled in the U.S., Scudder 21st Century Growth Fund and Scudder Classic Growth Fund each may invest in listed and unlisted foreign securities that meet the same criteria as its domestic holdings. Scudder Classic Growth Fund may invest up to 25% of its assets in such foreign securities. Each Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of each Fund.

Strategic Transactions and derivatives

Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities market fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

Each Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that a Fund may use from time to time.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Some repurchase commitment transactions may not provide a Fund with collateral marked-to-market during the term of the commitment.

Debt securities. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

Illiquid and restricted securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Borrowing. Although the principal of a Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in each Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

Each Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. The reinvestment of dividends or capital gains will not be restricted during periods when Scudder Micro Cap Fund is closed.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Under normal investment conditions, it is anticipated that Scudder Small Company Value Fund's portfolio turnover rate will not exceed 75% per year. In addition, under normal investment conditions, it is anticipated that the portfolio turnover rates for Scudder Micro Cap Fund, Scudder 21st Century Growth Fund and Scudder Classic Growth Fund will not exceed 75%, 100% and 70%, respectively, for each Fund's initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to each Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of a

Fund as of a stated ending date. (If a Fund has not been in operation for at least a year, only the life of the Fund will be used.) "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance for any of the four Funds will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Each Fund is a diversified series of a Trust which is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Scudder Small Company Value Fund, Scudder Micro Cap Fund and Scudder 21st Century Growth Fund are series of Scudder Securities Trust, formerly Scudder Development Fund. Scudder Securities Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970. Scudder Classic Growth Fund is a series of Scudder Investment Trust, formerly Scudder Growth and Income Fund. Scudder Investment Trust was organized as a Massachusetts business trust in September 1984.

The Funds' activities are supervised by the respective Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trusts are not required to and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the four Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of the Funds have considered this and approved the use of a combined prospectus.

Investment adviser

Each Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the respective Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund and Scudder Classic Growth Fund each pays the Adviser an annual fee of 0.75%, 0.75%, 1.00% and 0.70%, respectively, of each Fund's average daily net assets. Each Fund's fee is payable monthly, provided that a Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fees for Scudder Small Company Value Fund, Scudder Micro Cap Fund and Scudder 21st Century Growth Fund are higher than the average management fee, but not necessarily higher than that charged by funds with similar investment objectives.

The Adviser has agreed to maintain the annualized expenses of Scudder Small Company Value Fund at no more than 1.50% of the average daily net assets of the Fund until December 31, 1997.

The Adviser has agreed to maintain the annualized expenses of Micro Cap Fund at no more than 1.75% of the average daily net assets of the Fund until August 31, 1997.

The Adviser has agreed to maintain the annualized expenses of Scudder 21st Century Growth Fund at no more than 1.75% of the average daily net assets of the Fund until August 31, 1997.

The Adviser has agreed to maintain the annualized expenses of Scudder Classic Growth Fund at no more than 1.25% of the average daily net assets of the Fund until August 31, 1997.

Under its Investment Management Agreement with the Adviser, each Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of each Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at 345 Park Avenue, New York, New York and, in the case of Scudder Classic Growth Fund, at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is each Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.

Exchanging and redeeming shares of Scudder Small Company Value Fund, Scudder Micro Cap Fund, and Scudder 21st Century Growth Fund

Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by a Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in a Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. Each Fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from these Funds and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in a Fund.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in each Fund's Statement of Additional Information for a more detailed description of the redemption fee.

Scudder Classic Growth Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

Exchanges. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach a Fund by telephone, you should write to the Funds; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There is a 1% fee payable to Scudder Small Company Value Fund, Scudder Micro Cap Fund and Scudder 21st Century Growth Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Funds and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident. Purchases and sales should be made for long-term investment purposes only.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 1% redemption fee for Scudder Small Company Value Fund, Scudder Micro Cap Fund and Scudder 21st Century Growth Fund.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by a Fund's Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in each Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each of the Funds is managed by a team of Scudder investment professionals, who each play an important role in a Fund's management process. Team members work together to develop investment strategies and select securities for a Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Scudder Small Company Value Fund and Scudder Micro Cap Fund. Philip S. Fortuna is the Lead Portfolio Manager for Scudder Small Company Value Fund and Portfolio Manager for Scudder Micro Cap Fund. Mr. Fortuna joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994. James M. Eysenbach is the Lead Portfolio Manager for Scudder Micro Cap Fund and Portfolio Manager for Scudder Small Company Value Fund. Mr. Eysenbach joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. He has more than ten years' investment research and management experience.

Scudder 21st Century Growth Fund. Lead Portfolio Manager Peter Chin has responsibility for the Fund's day-to-day management and investment strategies. Mr. Chin has 23 years of research and portfolio management experience, primarily in small company growth stocks. Roy C. McKay, Portfolio Manager, has 29 years of investment experience, with 20 years specializing in small company growth stocks.

Scudder Classic Growth Fund. Lead Portfolio Manager William F. Gadsden focuses on overall investment strategy, has 14 years of investment industry experience and joined Scudder in 1983. Bruce F. Beaty, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. He has 15 years of investment industry experience and joined Scudder in 1991.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases
 -----------------------------------------------------------------------------------------------------------------------
 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA  wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the
 Scudder Funds."                             complete Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares-- By
                                             AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163 for
                        ($50 minimum)        more information and an enrollment form.
 -----------------------------------------------------------------------------------------------------------------------

Exchanges and redemptions
 -----------------------------------------------------------------------------------------------------------------------
Exchanging shares   Minimum investments:  $2,500 to establish a new account;
                                           $100 to exchange among existing accounts

                     o  By Telephone    To speak with a service representative, call 1-800-225-5163 from
                                        8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                        Information Line, call 1-800-343-2890 (24 hours a day).

 There may be a      o  By Mail          Print or type your instructions and include:
 1% fee payable         or Fax
 to Scudder Small                       -   the name of the Fund and the account number you are exchanging from;
 Company Value
 Fund, Scudder                          -   your name(s) and address as they appear on your account;
 Micro Cap Fund
 and Scudder 21st                       -   the dollar amount or number of shares you wish to exchange;
 Century Growth
 Fund for                               -   the name of the Fund you are exchanging into;
 exchanges of
 shares held less                       -   your signature(s) as it appears on your account; and
 than one year.
                                        -   a daytime telephone number.

                                        Send your instructions

                                        by regular mail to:      or  by express, registered,    or   by fax to:
                                                                 or certified mail to:

                                        The Scudder Funds            Scudder Shareholder           1-800-821-6234
                                        P.O. Box 2291                Service Center
                                        Boston, MA 02107-2291        42 Longwater Drive
                                                                     Norwell, MA 02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

 There may be a    o By Mail          Send your instructions for redemption to the appropriate address or fax number
 1% fee payable      or Fax           above and include:
 to Scudder Small
 Company Value                          -   the name of the Fund and account number you are redeeming from;
 Fund, Scudder
 Micro Cap Fund                         -   your name(s) and address as they appear on your account;
 and Scudder 21st
 Century Growth                         -   the dollar amount or number of shares you wish to redeem;
 Fund for
 redemption of                          -   your signature(s) as it appears on your account; and
 shares held less
 than one year.                         -   a daytime telephone number.


                                      A signature guarantee is required for redemptions over
                                      $100,000. See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan
 -----------------------------------------------------------------------------------------------------------------------

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

  o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

  o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

  o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

  o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

  o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

  o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers

Daniel Pierce*
    President and Trustee

Paul Bancroft III
    Trustee(1); Venture Capitalist and Consultant

Henry P. Becton, Jr.
    Trustee(2); President and General Manager,
    WGBH Educational Foundation

Thomas J. Devine
    Trustee(1); Consultant

Keith R. Fox
    Trustee(1); President, Exeter Capital Management Corporation

Dudley H. Ladd*
    Trustee

George M. Lovejoy, Jr.
    Trustee(2); President and Director,
    Fifty Associates

Wesley W. Marple, Jr.
    Trustee(2); Professor of Business Administration, Northeastern University

Dr. Wilson Nolen
    Trustee(1); Consultant

Juris Padegs*
    Trustee

Dr. Gordon Shillinglaw
    Trustee(1); Professor Emeritus of Accounting, Columbia University Graduate School of Business

Jean C. Tempel
    Trustee(2); General Partner,
    TL Ventures

Robert W. Lear
    Honorary Trustee(1); Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Trustee(1); Chairman of the Board and Director, Kirby Corporation

Edmund R. Swanberg*
    Honorary Trustee(1)

Bruce F. Beaty*
    Vice President(2)

Peter Chin*
    Vice President(1)

James M. Eysenbach*
    Vice President(1)

Philip S. Fortuna*
    Vice President(1)

Jerard K. Hartman*
    Vice President

Robert T. Hoffman*
    Vice President(2)

Thomas W. Joseph*
    Vice President

David S. Lee*
    Vice President

Valerie F. Malter*
    Vice President(2)

Roy C. McKay*
    Vice President(1)

Thomas F. McDonough*
    Vice President(1,2), Secretary(1,2) and Assistant Treasurer(2)

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President(1) and Assistant Secretary(1)

Richard W. Desmond*
    Assistant Secretary(1)

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

(1)  Scudder Securities Trust

(2)  Scudder Investment Trust

Both Trusts unless otherwise indicated

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series**
  Scudder Government Money Market Series**

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series**
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U. S. Income
------------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund


U.S. Growth
-----------
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
  ------
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund


  Regional
  --------
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

     For existing account service and transactions

          Scudder Investor Relations -- 1-800-225-5163

     For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

          Scudder Electronic Account Services -- http://funds.scudder.com

     For personalized information about your Scudder accounts, exchanges and redemptions

          Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

     For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

          Scudder Investor Relations -- 1-800-225-2470
                                        Investor.Relations@scudder.com

          Scudder's World Wide Web Site -- http://funds.scudder.com

     For establishing 401(k) and 403(b) plans

          Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

     To receive information about this discount brokerage service and to obtain an application

          Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

     To receive information about this mutual fund portfolio guidance and management program

          Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

          The Scudder Funds
          P.O. Box 2291
          Boston, Massachusetts
          02107-2291

Or Stop by a Scudder Investor Center:

     Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061-- Member NASD/SIPC.